UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-PX

                  ANNUAL REPORT OF PROXY RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:         811-21480
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             THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
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(Exact name of registrant as specified in charter)

                              25 DEFOREST AVENUE
                           SUMMIT, NEW JERSEY 07901
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(Address of principal executive offices)

                                               Copy to:

     Deutsche Asset Management                 Sidley Austin Brown & Wood LLP
     John H. Kim, Esq.                         John A MacKinnon, Esq.
     25 DeForest Avenue                        787 Seventh Avenue
     Summit, NJ  07901                         New York, New York 10019
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(Name and address of agent for service)

Registrant's telephone number, including area code: (908) 608-3000
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Date of fiscal year end:   March 31
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Date of reporting period:  July 1, 2004 - June 30, 2005
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Item 1.  Proxy Voting Record.

The Fund held no voting securities during the period covered by this report. No records are attached. For additional information on portfolio security voting, please refer to The Topiary Master Fund for Benefit Plan Investors
(BPI) LLC Form N-PX filed with the Securities and Exchange Commission.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC

By:       /s/ John H. Kim
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         John H. Kim
         Assistant Secretary
         August 31, 2005